Noncontrolling Interest (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Noncontrolling Interest Note [Line Items]
Beginning Balance	$ 3,880		$ 520
Capital injection			6,537
Acquisition					530
Transfer of noncontrolling interest			(1,822)
Net income (loss)	(1,389)		(730)		(10)
Disposal			(625)
Share-based compensation	26
Foreign currency translation adjustment	188
Ending Balance	2,705		3,880		520
Beijing Joysee Technology Co., Ltd ("Joysee")
Noncontrolling Interest Note [Line Items]
Beginning Balance	3,229	[1]
Capital injection			5,542	[1]
Transfer of noncontrolling interest			(1,822)	[1]
Net income (loss)	(870)	[1]	(491)	[1]
Share-based compensation	21	[1]
Foreign currency translation adjustment	157	[1]
Ending Balance	2,537	[1]	3,229	[1]
Dongguan Super TV
Noncontrolling Interest Note [Line Items]
Beginning Balance			520
Acquisition					530
Net income (loss)			105		(10)
Disposal			(625)
Ending Balance					520
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud")
Noncontrolling Interest Note [Line Items]
Beginning Balance	538
Capital injection			759
Net income (loss)	(402)		(221)
Share-based compensation	5
Foreign currency translation adjustment	30
Ending Balance	171		538
Beijing Super Movie Technology Co., Ltd ("Super Movie")
Noncontrolling Interest Note [Line Items]
Beginning Balance	113	[2]
Capital injection			236	[2]
Net income (loss)	(117)	[2]	(123)	[2]
Foreign currency translation adjustment	1	[2]
Ending Balance	$ (3)	[2]	$ 113	[2]

[1]	Pursuant to an agreement, dated April 29, 2011, between Super TV and Beijing Ying Zhi Cheng Technology Co., Ltd. ("Ying Zhi Cheng Technology"), to establish Joysee in Beijing mainly engaging in the research and development of advanced digital television terminals. Super TV and Ying Zhi Cheng Technology contributed cash of $4,154 and $462, representing 90% and 10% of the equity interest in Joysee, respectively. Pursuant to an agreement, dated May 24, 2011, among Super TV, N-S Digital TV and Ying Zhi Cheng Technology, N-S Digital TV contributed cash of $923, representing a 16.7% equity interest in Joysee. Pursuant to an agreement, dated June 13, 2011, among Super TV, N-S Digital TV, Ying Zhi Cheng Technology and Intel Semiconductor (Dalian) Ltd. ("Intel"), Intel contributed $5,080 in cash, representing a 37.5% equity interest in Joysee. Pursuant to an equity transfer agreement, dated June 13, 2011, between N-S Digital TV and Intel, Intel transferred 7.5% of its equity investment in Joysee to N-S Digital TV for a nominal consideration.
[2]	Pursuant to a shareholder investment agreement, dated August 26, 2011, between Super TV and Beijing Chaoying Weichuang Technology Ltd., the parties agreed to establish Super Movie, which mainly engages in video program delivery services. Super TV and Beijing Chaoying Weichuang Technology Ltd. contributed cash in the amount of $2,111 and $236, respectively, representing 90% and 10% of the equity interest in Super Movie, respectively.